VESSELS, NET (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Vessels [Line Items]
Balance at beginning of period	$ 940,738	$ 774,624
Additions	208,794	166,114
Balance at end of period	1,149,532	940,738
Cost
Vessels [Line Items]
Balance at beginning of period	1,024,531	816,736
Additions	232,665	207,795
Balance at end of period	1,257,196	1,024,531
Accumulated Depreciation
Vessels [Line Items]
Balance at beginning of period	(83,793)	(42,112)
Additions	(23,871)	(41,681)
Balance at end of period	$ (107,664)	$ (83,793)